UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/13

Item 1.  Reports to Stockholders.

BTS TACTICAL FIXED INCOME VIT FUND

Annual Report

December 31, 2013

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Tactical Fixed Income VIT Fund, and take a moment to review some of the strategies we’ve employed and our vision for 2014 and 2015.

The Fund’s return since inception on April 29, 2013 through December 31, 2013 was -2.50% (compared to the benchmark, the Barclays Capital U.S. Aggregate Bond Index, which came in at -2.91%. We have sought to maintain our focus on preserving capital and avoiding volatility in an effort to gain strong risk-adjusted returns. In the long term, BTS thinks that employing BTS Indicators in a weighted investment model may achieve higher returns than a passive approach that can lead to magnified losses.

In a rising interest rate environment, ‘passive’ bond funds are likely to have losses this year, in 2014, and probably in later years as the Federal Funds Rate is gradually lifted to historical norms. An ‘unconstrained approach’ wherein BTS can go to cash and take a limited short position in an attempt to make money may make sense. A short position involves the sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

On 6/6/13 BTS issued a Sell for high yield bonds. BTS Asset Management had been positioned in high yield since July of 2012 and locked-in a good return. However, at the launch of the BTS Tactical Fixed Income VIT Fund, BTS was at the tail end of a long term allocation to the high yield sector and the Fund experienced a small drawdown before the high yield SELL. BTS Indicators turned negative and both trend and momentum components of our investment model issued a SELL. Interest rates began to rise and this created some pressure on the yield spread - which is the yield that investors receive over government bonds to compensate for corporate default of interest.

An allocation to Government bonds took place over the summer of 2013. Losses took place and risk controls were executed in an attempt to preserve capital.

After this trade BTS Indicators positioned assets in to the high yield bond sector. Through year end the trend continued and gains were made. Low defaults suggest that the high yield market is reflecting solid underpinnings in the economy. Although high yield sells at a premium we think that further gains from income may take place and some marginal capital gains. BTS Indicators are designed to lock-in gains at higher levels of volatility- we hope to execute our strategy of protecting principal and enhance gains over the long term.

BTS’s fluid model approach is designed to be cognizant of periods of volatility and to invest on confirmation of strong price trends. Consequently, our indicators place investor assets upon confirmation of stronger underpinnings, and move defensively during volatility as the risk-off trade dominates in the financial markets.

Whenever trading and investing systems seek preservation of capital there may be times of defense wherein returns are missed in preference for safety of assets. In the long run, over 33 years of investing with this type of strategy with BTS Indicators, our investment team has created competitive returns through an ‘unconstrained approach’ rather than passive investing

Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for choosing the BTS Tactical Fixed Income VIT Fund and good luck in 2014!

Sincerely,

Matthew Pasts CMT	Vilis Pasts
CEO, BTS Asset Management	Founder & Director of Research

The Barclays Capital U.S. Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

0466-NLD-2/3/2014

1

BTS Tactical Fixed Income VIT Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the period ended December 31, 2013, compared to its benchmark:

Since Inception **
BTS Tactical Fixed Income VIT Fund - Class 1	(2.50)%
BTS Tactical Fixed Income VIT Fund - Class 2	(2.50)%
Barclays Capital U.S. Aggregate Bond Index***	(2.91)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. The total operating expenses as stated in the fee table to the Fund’s prospectus dated April 3, 2013 are 1.55% and 2.05% for Class 1 and Class 2 shares, respectively. For performance information current to the most recent month-end, please call 1-877-287-9820.

**	Inception date is April 29, 2013.

***	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Holdings By Sector	% of Net Assets
Mutual Funds	93.4%
Money Market Fund	13.8%
Other Liabilities Less Assets	(7.2)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

3

BTS Tactical Fixed Income VIT Fund

PORTFOLIO OF INVESTMENTS

December 31, 2013

Shares		Value
	MUTUAL FUNDS - 93.4%
	ASSET ALLOCATION FUND - 6.9%
32,337	Rydex High Yield Strategy Fund - Class H	$736,000
	TOTAL ASSET ALLOCATION FUND - (Cost $ 736,000)

	DEBT FUNDS - 86.5%
163,219	Black Rock High Yield Portfolio - Service Class	1,341,657
134,251	Goldman Sachs High Yield Fund - Class I	958,551
645,749	Ivy High Income Fund - Class I	5,579,273
130,026	Metropolitan West High Yield Bond Fund - Retail Class	1,335,367
	TOTAL DEBT FUNDS - (Cost $9,262,191)	9,214,848

	TOTAL MUTUAL FUNDS - ($9,998,191)	9,950,848

	MONEY MARKET FUND - 13.8%
1,472,156	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Shares, 0.01% *	1,472,156
	TOTAL MONEY MARKET FUND (Cost $1,472,156)

	TOTAL INVESTMENTS - 107.2% (Cost $11,470,347) (a)	$11,423,004
	OTHER LIABILITIES LESS ASSETS - (7.2)%	(771,133)
	NET ASSETS - 100.0%	$10,651,871

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $11,471,854 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$8,863
	Unrealized depreciation	(57,713)
	Net unrealized depreciation	$(48,850)

 See accompanying notes to financial statements.

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 BTS Tactical Fixed Income VIT Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

ASSETS
Investment securities:
At cost	$11,470,347
At value	$11,423,004
Receivable for Fund shares sold	16,382
Dividends and interest receivable	50,436
TOTAL ASSETS	11,489,822

LIABILITIES
Payable for securities purchased	785,471
Investment advisory fees payable	23,884
Distribution (12b-1) fees payable	4,635
Fees payable to other affiliates	4,871
Accrued expenses and other liabilities	19,090
TOTAL LIABILITIES	837,951
NET ASSETS	$10,651,871

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$10,677,924
Undistributed net investment income	89,422
Accumulated net realized loss from security transactions	(68,132)
Net unrealized depreciation of investments	(47,343)
NET ASSETS	$10,651,871

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	$10
Shares of beneficial interest outstanding	1
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$9.75 (a)

Class 2 Shares:
Net Assets	$10,651,861
Shares of beneficial interest outstanding	1,092,647
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$9.75

(a)	NAV may not recalculate due to rounding of net assets.

 See accompanying notes to financial statements.

5

BTS Tactical Fixed Income VIT Fund

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2013 (a)

INVESTMENT INCOME
Dividends	$189,515
Interest	3,251
TOTAL INVESTMENT INCOME	192,766

EXPENSES
Investment advisory fees	35,551
Distribution (12b-1) fees:
Class 2	20,912
Professional fees	20,734
Accounting services fees	20,090
Printing and postage expenses	8,831
Compliance officer fees	8,274
Administrative services fees	5,598
Custodian fees	2,544
Transfer agent fees	1,258
Trustees’ fees and expenses	1,115
Insurance expense	188
Other expenses	1,176
TOTAL EXPENSES	126,271

Less: Fees waived by the Adviser	(22,927)

NET EXPENSES	103,344

NET INVESTMENT INCOME	89,422

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(194,395)
Distribution of realized gains from underlying investment companies	126,263
Net change in unrealized depreciation on investments	(47,343)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(115,475)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,053)

(a)	The BTS Tactical Fixed Income VIT Fund commenced operations on April 29, 2013.

 See accompanying notes to financial statements.

6

BTS Tactical Fixed Income VIT Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2013 (a)
FROM OPERATIONS
Net investment income	$89,422
Net realized loss from investments	(194,395)
Distributions of realized gains from underlying investment companies	126,263
Net change in unrealized depreciation on investments	(47,343)
Net decrease in net assets resulting from operations	(26,053)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 1	10
Class 2	11,999,341
Payments for shares redeemed:
Class 1	—
Class 2	(1,321,427)
Net increase in net assets from shares of beneficial interest	10,677,924

TOTAL INCREASE IN NET ASSETS	10,651,871

NET ASSETS
Beginning of Period	—
End of Period *	$10,651,871
* Includes undistributed net investment income of:	$89,422

SHARE ACTIVITY
Class 1:
Shares Sold	1
Shares Redeemed	—
Net increase in shares of beneficial interest outstanding	1

Class 2:
Shares Sold	1,228,551
Shares Redeemed	(135,904)
Net increase in shares of beneficial interest outstanding	1,092,647

(a)	The BTS Tactical Fixed Income VIT Fund commenced operations on April 29, 2013.

 See accompanying notes to financial statements.

7

BTS Tactical Fixed Income VIT Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class 1	Class 2
	For the	For the
	Period Ended	Period Ended
	December 31, 2013 (1)	December 31, 2013 (1)

Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.21	0.14
Net realized and unrealized loss on investments	(0.46)	(0.39)
Total from investment operations	(0.25)	(0.25)

Net asset value, end of period	$9.75	$9.75

Total return (3,4)	(2.50)%	(2.50)%

Net assets, end of period	$10	$10,651,861

Ratio of gross expenses to average net assets (5,6)	2.55%	3.05%

Ratio of net expenses to average net assets (5,6)	2.00%	2.50%

Ratio of net investment income to average net assets (5,6,7)	1.66%	2.16%

Portfolio Turnover Rate (4)	198%	198%

(1)	The BTS Tactical Fixed Income VIT Fund commenced operations on April 29, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

 See accompanying notes to financial statements.

8

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

1.	ORGANIZATION

The BTS Tactical Fixed Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from income. The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Class 1 and Class 2 shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

9

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

10

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,950,848	$—	$—	$9,950,848
Money Market Fund	1,472,156	—	—	1,472,156
Total	$11,423,004	$—	$—	$11,423,004

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

*	See Portfolio of Investments for industry classification.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

11

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $17,915,955 and $7,724,051, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

BTS Asset Management, Inc. serves as the Fund’s investment adviser (the “Adviser”). The Fund has employed Gemini Fund
Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Trust are also officers of GFS.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the period ended December 31, 2013, the Adviser earned advisory fees of $35,551.

The Fund’s Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2014, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage fees and commissions, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the period ended December 31, 2013, the Adviser waived $22,927. The total amount of expense waiver subject to recapture is $22,927 which will expire on December 31, 2016.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of the Northern Lights Variable Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.50% per year of the average daily net assets of Class 2 shares. For the period ended December 31, 2013, the Fund incurred distribution fees of $20,912 for Class 2 shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares and is an affiliate of GFS.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

12

BTS Tactical Fixed Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	TAX COMPONENTS OF CAPITAL

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October and Late Year Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$89,422	$—	$(66,625)	$—	$—	$(48,850)	$(26,053)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2013, the Fund had capital loss carry forwards for Federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$(66,625)	$—	$(66,625)

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Ivy High Income Fund. The Fund may redeem its investment from the Ivy High Income Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Ivy High Income Fund. The financial statements of the Ivy High Income Fund, including the portfolio of investments, can be found at Ivy’s website www.ivyfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2013 the percentage of the BTS Tactical Fixed Income VIT Fund’s net assets invested in the Ivy High Income Fund was 52.4%.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As of December 31, 2013, Nationwide Life Insurance Co. held approximately 100% of the voting securities for the benefit of others.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Variable Trust

and the Shareholders of BTS Tactical Fixed Income VIT Fund

We have audited the accompanying statement of assets and liabilities of the BTS Tactical Fixed Income VIT Fund (the “Fund”), a series of shares of beneficial interest in the Northern Lights Variable Trust, including the portfolio of investments, as of December 31, 2013, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 29, 2013 (commencement of operations) through December 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BTS Tactical Fixed Income VIT Fund as of December 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period April 29, 2013 through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 13, 2014

14

BTS Tactical Fixed Income VIT Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expense Paid During Period 7/1/13 – 12/31/13*
Class 1	2.00%	$1,000.00	$989.80	$10.03
Class 2	2.50%	$1,000.00	$989.80	$12.54
Hypothetical (5% return before expenses)	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expense Paid During Period 7/1/13 - 12/31/13*
Class 1	2.00%	$1,000.00	$1,015.12	$10.16
Class 2	2.50%	$1,000.00	$1,012.60	$12.68

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
15

BTS Tactical Fixed Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

Shareholder Voting Results

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
Mark Garbin	191,076,081	7,609,470
Mark D. Gersten	190,585,659	8,099,891
John V. Palancia	190,435,396	8,250,154
Andrew Rogers	190,731,148	7,954,403
Mark H. Taylor	190,710,362	7,975,188

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

16

BTS Tactical Fixed Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Approval of Advisory Agreement – BTS Tactical Fixed Income VIT Fund (Adviser-BTS Asset Management, Inc.) *

In connection with the regular meeting held on February 6-7, 2013, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (“BTS”) and the Trust, on behalf of the BTS Tactical Fixed Income VIT Fund (the “Fund”).

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board again revisited their discussion of BTS from the December 2012 meeting of the Board, and again noted BTS’ depth of experience was a favorable attribute when evaluating a proposed adviser. They noted that BTS currently provides quantitative risk management and portfolio solutions for mutual fund and variable annuity clients, and considered favorably BTS’ use of proprietary quantitative models in making investment decisions and daily compliance monitoring of the Fund’s investment limitations. They reviewed the background and experience of the BTS key personnel and noted their strength and diversity of experience in the investment management industry. The Board again noted that BTS works with over 3,000 financial planners and registered representatives to manage approximately 13,000 individual, corporate and pension accounts with total assets under management of approximately $1.9 billion. The Trustees further noted BTS’ commitment to preservation of capital and considered the favorable impact such a commitment has to shareholders. They concluded that BTS is well qualified to provide a level of service consistent with the Board’s expectations.

Performance. The Board considered the performance of the BTS Bond Asset Allocation Fund, the retail version of the Fund, and noted that although it had underperformed its benchmark since inception, it had outperformed over the last 1 year with returns of 6.26% versus 4.21% for the benchmark. After discussion, the Board determined that BTS offers a comprehensive, time tested, quantitative model with limited large drawdown experience in times of market stress, with an emphasis on preservation of capital, and concluded that BTS has the potential to deliver reasonable performance.

Fees and Expenses. The Board noted that BTS proposed to charge an annual advisory fee of 1.00%**. They compared the proposed advisory fee to the average fees charged by the Fund’s peer group and Morningstar category average, noting that although it was higher than both, 0.66% and 0.62%, respectively, it was equal to the highest fee charged by peer group funds, which ranged from (from 0.40% to 1.00%) and within the range of fees charged by the funds in its Morningstar category (from 0.25% and 1.5%). The Board discussed the fact that the tactical nature of the Fund’s strategy can reasonably demand a premium, and the 1% fee is on par with the fees BTS charges to its separately managed account clients. After discussion, the Board concluded that the advisory fee to be charged by BTS was reasonable.

Economies of Scale. The Board considered whether the Fund will reach economies of scale with respect to the management of the Fund. The Board noted that it is unlikely that the Fund will reach asset levels that will result in meaningful economies in the near term. A representative of BTS stated to the Board that, despite BTS’ initial resistance to breakpoints, based on the Board’s position on this matter, it would be willing to discuss breakpoints with the Trust’s officers and potentially negotiate breakpoints in the future as the Fund (and BTS) realize meaningful economies. The Board further noted that BTS will soon manage four funds in Northern Lights Fund Trust and the Trust, and should realize some efficiencies with respect to the funds, including the Fund, as a result. After discussion, it was the consensus of the Board that based on the anticipated size of the Fund, although

17

BTS Tactical Fixed Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

breakpoint levels had not been negotiated at this time, economies of scale would be revisited after the Fund is launched and its size materially increases.

Profitability. The Board considered the anticipated profits to be realized by BTS in connection with the operation of the Fund and whether the estimated amount of profit is a fair entrepreneurial profit with respect to the services to be provided to the Fund. The Board noted that the modest profit BTS anticipates earning during the first year was reasonable when reviewed as a percentage of total fees earned by BTS. The Board concluded that the anticipated level of profit was not excessive.

Conclusion. Having requested and received such information from BTS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the future shareholders of the Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance of the Fund.

**	BTS subsequently agreed to reduce its management fee from 1.00% to 0.85%.
18

BTS Tactical Fixed Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2006; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	105	AdvisorOne Funds (16 portfolios) (2004-2013); Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Fund Trust (since 2005)
Gary W. Lanzen^ Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	105	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	105	Schroder Global Series Trust and Two Roads Shared Trust (since 2012); Northern Lights Fund Trust (since 2013)
19

BTS Tactical Fixed Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007)	105	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust (since 2013)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers 80 Arkay Drive*** Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer , Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	105	Northern Lights Fund Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
20

BTS Tactical Fixed Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC; (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^	These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees. For more information, please see the “Legal Proceedings” in the Statement of Additional Information (“SAI”).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-287-9820.

21

PRIVACY NOTICE

Rev. August 2011

Northern Lights Variable Trust

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

22

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●   open an account or deposit money

●   direct us to buy securities or direct us to sell your securities

●   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●   affiliates from using your information to market to you.

●   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.
23

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISER

BTS Asset Management, Inc.

420 Bedford Street Suite 340

Lexington, MA 02420

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Gersten, Anthony Hertl and Mark Taylor are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2013 - $14,000

(b)

Audit-Related Fees

FYE 2013 - None

(c)

Tax Fees

FYE 2013 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/13/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/13/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/13/14